Acquisition	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Acquisition

3. ACQUISITION

In October 2008, Ricoh acquired IKON through the Company's wholly owned U.S. distribution subsidiary, Ricoh Americas Corporation ("RAC") for total cash consideration of ¥170,310 million, including transaction costs. This acquisition was financed with bank loans. IKON supplies and services a wide range of office equipment, such as MFPs, fax machines and printers, in the North America and the Western European markets. With this acquisition, Ricoh aims to strengthen and broaden its business opportunities and infrastructure in the North America and Europe by capitalizing on IKON's broad sales and service network and gaining access to IKON's customer relationships, which includes large private corporations as well as government and public sector entities/organizations.

Ricoh applied the purchase method of accounting to account for the acquisition and, accordingly, the purchase price has been allocated to the tangible and intangible net assets of IKON based on the estimated fair value of such net assets. The amount of consideration paid in excess of the estimated fair value of the net identifiable assets acquired was recorded as goodwill that is not tax deductible. Ricoh reflected certain preliminary estimates with respect to the value of the underlying net assets of IKON in determining amounts of the goodwill. Assets, liabilities and operations of IKON has been included in the accompanying consolidated financial statements since the acquisition date.

In connection with the acquisition of IKON, Ricoh recorded certain liabilities in accordance with the guidance issued by FASB on recognition of liabilities in connection with a business combination. These liabilities included those for workforce reductions and facilities integration, intended to align the company's capacity and infrastructure, and promote synergies within the business to provide more effective services to customers. The liabilities included mainly accrual for severance of ¥2,029 million, and property exit cost ¥1,008 million associated with the acquisition of IKON.

During the year ended March 31, 2010, the purchase price allocation of IKON was completed and Ricoh recorded adjustments of approximately ¥2,475 million in goodwill as a result of fair value adjustments for the prior year acquisition of IKON, which relates primarily to inventories, net deferred tax assets and long term liabilities. The following table reflects the finalized purchase price allocation of IKON:

Millions of Yen
Receivables and other assets	¥139,252
Property and equipment	18,798
Identifiable intangible assets	55,566
Goodwill	145,753
Trade payables	(23,616)
Indebtedness	(81,737)
Other liabilities	(83,706)

Total cash consideration	¥170,310

Identifiable intangible assets of IKON included a trademark of ¥1,968 million which was estimated to have remaining useful life of 3 years, customer relationships of ¥53,136 million which were estimated to have remaining useful life of 10 years to 20 years, and other intangible assets of ¥462 million. Goodwill arising from the acquisition of IKON has been allocated to the Imaging & Solutions segment. The primary items that generated the goodwill are the value of the synergies between IKON and Ricoh and the acquired assembled workforce, neither of which qualify as an identifiable intangible asset.

Supplemental unaudited pro forma information, as if the IKON acquisition were consummated at the beginning of the year ended March 31, 2009, is as follows:

Millions of yen
2009
Net sales	¥2,301,087
Net income attributable to Ricoh Company, Ltd.	3,326

Yen
2009
Net income attributable to Ricoh Company, Ltd. per share:
Basic	¥4.59
Diluted	4.44

The supplemental unaudited pro forma information is based on estimates and assumptions, which Ricoh believes are reasonable; it is not necessarily indicative of the consolidated financial position or results for future periods or the results that actually would have been realized had IKON been a combined company as of the beginning of the period presented. The unaudited pro forma results include amortization charges for acquired intangible assets, eliminations of intercompany transactions, adjustments to interest expenses and related tax effects.

Ricoh acquired other immaterial entities during the year ended March 31, 2009, 2010 and 2011 for cash consideration of ¥4,777 million, ¥4,760 million and ¥1,415 million ($17,048 thousand), net of cash acquired, respectively.